OPERATING SGEMENTS (Tables)	12 Months Ended
Jun. 30, 2020
Operating Segments [abstract]
Disclosure of operating segments Explanatory
			Other
2020			reconciling
Amounts in R million	Ergo	FWGR	items	Total

Financial performance
Revenue (External)	3,064.3	1,120.7	-	4,185.0
Cash operating costs	(2,274.0)	(352.0)	-	(2,626.0)
Movement in gold in process and finished inventories - Gold Bullion	1.8	1.3	-	3.1

Operating profit	792.1	770.0	-	1,562.1
Administration expenses and other costs	(131.6)	(20.7)	(157.6)	(309.9)
Interest income [1]	13.9	2.9	50.6	67.4
Interest expense [2]	(5.2)	-	(4.5)	(9.7)
Current tax	(145.8)	(117.4)	-	(263.2)

Working profit/(loss) before additions to property, plant and equipment	523.4	634.8	(111.5)	1,046.7
Additions to property, plant and equipment	(114.4)	(68.0)	(0.3)	(182.7)

Working profit/(loss) after additions to property, plant and equipment	409.0	566.8	(111.8)	864.0
[1] Interest income excludes the unwinding of the Payments made under protest
[2] Interest expense excludes the discount recognised on the initial recognition of the Payments made under protest

Reconciliation of profit/(loss) for the year to working profit/(loss) before additions to property, plant and equipment
Profit/(loss) for the year	297.1	424.9	(87.0)	635.0

- Deferred tax	(6.6)	86.5	0.8	80.7
- Net other operating costs/(income)	51.5	14.8	(24.5)	41.8
- Ongoing rehabilitation expenditure	22.3	2.0	-	24.3
- Discount recognised on Payments made under protest including subsequent unwinding	3.2	-	-	3.2
- Unwinding of provision for environmental rehabilitation	36.5	14.3	1.2	52.0
- Growth in investment in environmental obligation funds	(11.2)	(25.2)	(2.1)	(38.5)
- Other income	(0.7)	-	-	(0.7)
- Change in estimate of environmental rehabilitation recognised in profit or loss	(19.1)	(2.1)	(0.7)	(21.9)
- Depreciation	150.4	119.6	0.8	270.8

Working profit/(loss) before additions to property, plant and equipment	523.4	634.8	(111.5)	1,046.7

Statement of cash flows
Cash inflows from operating activities	546.1	563.1	19.7	1,128.9
Cash outflows from investing activities	(135.7)	(60.1)	(6.7)	(202.5)
Cash (outflows)/inflows from financing activities	(405.5)	(500.8)	1,415.5	509.2

Reconciliation of adjusted EBITDA
Profit for the year				635.0
Income tax				343.9
Profit before tax				978.9
Finance expense				68.8
Finance income				(109.8)
Results from operating activities				937.9
Depreciation				270.8
Share-based payment expense				224.1
Change in estimate of environmental rehabilitation recognised in profit or loss				(21.9)
Gain on disposal of property, plant and equipment				(0.7)
Transaction costs				1.4

Adjusted EBITDA [1]				1,411.6
[1] Adjusted EBITDA (that was considered from the year ended 30 June 2019 following the initial RCF agreement) may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity.

			Other
2019			reconciling
Amounts in R million	Ergo	FWGR	items	Total

Financial performance
Revenue (External)	2,577.5	184.6	-	2,762.1
Cash operating costs	(2,311.1)	(111.8)	-	(2,422.9)
Movement in gold in process and finished inventories - Gold Bullion	16.4	16.2	-	32.6

Operating profit	282.8	89.0	-	371.8
Retrenchment costs	(1.6)	(4.7)	-	(6.3)
Administration expenses and other costs	(12.0)	(2.3)	(76.6)	(90.9)
Interest income [1]	6.5	-	10.4	16.9
Interest expense [2]	(2.4)	-	(3.2)	(5.6)
Current tax	1.6	-	-	1.6

Working profit/(loss) before additions to property, plant and equipment	274.9	82.0	(69.4)	287.5
Additions to property, plant and equipment	(22.8)	(330.7)	(0.2)	(353.7)

Working profit/(loss) after additions to property, plant and equipment	252.1	(248.7)	(69.6)	(66.2)
[1] Interest income excludes the unwinding of the Payments made under protest
[2] Interest expense excludes the discount recognised on the initial recognition of the Payments made under protest

Reconciliation of profit/(loss) for the year to working profit/(loss) before additions to property, plant and equipment
Profit/(loss) for the year	82.3	28.7	(32.5)	78.5
	-	-	-	-
- Deferred tax	16.2	13.4	(1.4)	28.2
- Net other operating costs/(income)	40.2	15.4	(25.7)	29.9
- Ongoing rehabilitation expenditure	16.6	1.7	-	18.3
- Discount recognised on Payments made under protest including subsequent unwinding	3.5	-	-	3.5
- Unwinding of provision for environmental rehabilitation	45.4	19.6	1.3	66.3
- Growth in investment in environmental obligation funds	(11.3)	(22.5)	(4.6)	(38.4)
- Other income	(2.2)	-	(5.7)	(7.9)
- Change in estimate of environmental rehabilitation recognised in profit or loss	(58.6)	-	(1.4)	(60.0)
- Depreciation	142.8	25.7	0.6	169.1
	-	-	-	-
Working profit/(loss) before additions to property, plant and equipment	274.9	82.0	(69.4)	287.5

Statement of cash flows
Cash inflows/(outflows) from operating activities	221.7	89.3	(22.7)	288.3
Cash (outflows)/inflows from investing activities	(39.4)	(324.4)	60.8	(303.0)
Cash (outflows)/inflows from financing activities	(291.7)	236.7	47.1	(7.9)

Reconciliation of adjusted EBITDA
Profit for the year				78.5
Income tax				26.6
Profit before tax				105.1
Finance expense				78.4
Finance income				(58.3)
Results from operating activities				125.2
Depreciation				169.1
Share-based payment expense				21.4
Change in estimate of environmental rehabilitation recognised in
profit or loss				(60.0)
Gain on financial instruments at fair value through profit or loss				(2.1)
Gain on disposal of property, plant and equipment				(5.8)
Retrenchment costs				6.3
	-	-	-	-
Adjusted EBITDA [1]				254.1
[1] Adjusted EBITDA (that was considered from the year ended 30 June 2019 following the initial RCF agreement) may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity.

		Other
2018		reconciling
Amounts in R million	Ergo	items	Total

Financial performance
Revenue (External)	2,490.4	-	2,490.4
Cash operating costs	(2,159.7)	-	(2,159.7)
Movement in gold in process and finished inventories - Gold Bullion	24.5	-	24.5

Operating profit	355.2	-	355.2
Administration expenses and other costs [1]	(11.5)	(78.6)	(90.1)
Interest income [2]	9.5	12.3	21.8
Interest expense [3]	(3.1)	(1.0)	(4.1)
Current tax	(2.9)	(3.5)	(6.4)

Working profit/(loss) before additions to property, plant and equipment	347.2	(70.8)	276.4
Additions to property, plant and equipment	(125.2)	(0.9)	(126.1)
	-	-	-
Working profit/(loss) after additions to property, plant and equipment	222.0	(71.7)	150.3
[1] Administration expenses and general costs excludes loss on disposal of property, plant and equipment
[2] Interest income excludes the unwinding of the Payments made under protest
[3] Interest expense excludes the discount recognised on the initial recognition of the Payments made under protest

Reconciliation of profit/(loss) for the year to working profit/(loss) before additions to property, plant and equipment
Profit/(loss) for the year	53.3	(46.8)	6.5

- Deferred tax	23.2	(3.7)	19.5
- Net other operating (costs)/income	36.2	(15.6)	20.6
- Ongoing rehabilitation expenditure	26.7	-	26.7
- Discount recognised on Payments made under protest including subsequent unwinding	8.1	-	8.1
- Unwinding of provision for environmental rehabilitation	44.3	1.3	45.6
- Loss on disposal of property, plant and equipment	0.6	-	0.6
- Growth in environmental rehabilitation obligation funds	(10.1)	(6.2)	(16.3)
- Change in estimate of provision for environmental rehabilitation recognised in profit or loss	(2.5)	(0.4)	(2.9)
- Depreciation	167.4	0.6	168.0

Working profit/(loss) before additions to property, plant and equipment	347.2	(70.8)	276.4

Statement of cash flows
Cash inflows/(outflows) from operating activities	285.3	(51.5)	233.8
Cash outflows from investing activities	(140.2)	(0.2)	(140.4)
Cash outflows from financing activities	(2.8)	(42.2)	(45.0)